Financial risk - Interest rate benchmark reform - Non-derivatives (Details) - Financial instruments impacted by IBOR reform post transition date - Non-derivative financial instruments $ in Millions	Sep. 30, 2021 AUD ($)
Interest rate benchmark reform
Financial assets (carrying amount)	$ 3,383
Financial liabilities (carrying amount)	1,399
Undrawn credit commitments (Notional contractual amount)	553
USD LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)	3,083
Financial liabilities (carrying amount)	1,399
Undrawn credit commitments (Notional contractual amount)	366
GBP LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)	267
Undrawn credit commitments (Notional contractual amount)	182
Other
Interest rate benchmark reform
Financial assets (carrying amount)	33
Undrawn credit commitments (Notional contractual amount)	5
Parent Entity
Interest rate benchmark reform
Financial assets (carrying amount)	3,115
Financial liabilities (carrying amount)	1,344
Undrawn credit commitments (Notional contractual amount)	549
Parent Entity | USD LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)	2,846
Financial liabilities (carrying amount)	1,344
Undrawn credit commitments (Notional contractual amount)	364
Parent Entity | GBP LIBOR
Interest rate benchmark reform
Financial assets (carrying amount)	254
Undrawn credit commitments (Notional contractual amount)	181
Parent Entity | Other
Interest rate benchmark reform
Financial assets (carrying amount)	15
Undrawn credit commitments (Notional contractual amount)	$ 4